Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Profit/(loss) before tax	$ (8,937)	$ (21,527)	$ (35,339)	$ 54,983	$ 40,080
Adjustments for:
Depreciation of property and equipment	893	814	1,572	1,479	448
Amortization of leasehold land	109	107	213	199	192
Amortization of intangible assets	258	297	580	590	580
Amortization of deferred government grants	(45)	(47)	(92)	(89)	(50)
Property and equipment written off	54
Reversal of asset reinstatement obligation			(34)	(103)	(220)
Loss/(gain) on disposal of property and equipment	(5)		(1)	4	41
Loss on disposal of intangible assets					88
Share-based payment	127	116	430	994	2,231
Allowance for doubtful debt					5
Expected credit loss allowance	19		60
Deposits written off				1
Inventories (reversed)/written down	643	455	353	(45)	259
Change in fair value of convertible preference shares		14,219	2,068	(70,063)	(59,233)
Change in fair value of service provider	(1,802)
Recapitalization expenses			16,530
Finance costs	3,392	1,794	3,533	3,250	1,797
Finance income	(4)	(4)	(7)	(14)	(35)
Foreign exchange (gain)/loss, net	(14)	(65)	162	(236)	(100)
Adjustments for reconcile profit loss	(5,312)	(3,841)	(9,972)	(9,050)	(13,917)
Changes in:
inventories	5,179	(813)	2,298	2,758	(495)
trade and other receivables	3,640	230	(184)	73	(798)
prepayments	1,259	(303)	26	1,835	476
other current financial assets	63	596	563	(245)	(137)
deferred expenses					3,330
non-current financial assets	49	7		102	142
trade and other payables	(2,437)	(1,012)	2,639	(1,679)	(1,659)
contract liabilities	(1,209)	170	929	207	(162)
Cash (used in)/from operating activities	1,232	(4,966)	(3,701)	(5,999)	(13,220)
Interest received	4	4	7	14	35
Interest paid	(2,616)	(1,135)	(2,675)	(2,181)	(972)
Tax paid	18	(59)	(101)	(80)	(30)
Receipts of government grants				138
Net cash used in operating activities	(1,362)	(6,156)	(6,470)	(8,108)	(14,187)
Cash flows from investing activities
Purchase of property and equipment	(885)	(367)	(138)	(2,298)	(4,418)
Additions to leasehold land					(108)
Additions to intangible assets	(37)	(142)	(224)	(338)	(659)
Placement of short-term deposits				(1)	(69)
Proceeds from disposal of property and equipment	6		1	5	16
Net cash used in investing activities	(916)	(509)	(361)	(2,632)	(5,238)
Cash flows from financing activities
Proceeds from interest-bearing loans and borrowings	2,745	27,539	54,112	68,312	86,201
Repayment of interest-bearing loans and borrowings	(15,121)	(22,984)	(50,977)	(64,067)	(75,049)
Proceeds from issuance of ordinary shares	7,747			1,605
Proceeds from issuance of warrants	6,841
Net cash from financing activities	2,212	4,555	3,135	5,850	11,152
Net decrease in cash and cash equivalents	(66)	(2,110)	(3,696)	(4,890)	(8,273)
Cash and cash equivalents	2,604	7,312	7,312	11,926	19,812
Effect on translation on cash and cash equivalent	(29)	105	(1,012)	276	387
Cash and cash equivalents	2,509	5,307	2,604	7,312	11,926
Supplemental disclosures of non-cash activities:
Purchase of property and equipment and intangible assets included in trade and other payables and interest-bearing loans and borrowings
Recapitalization expenses			16,530
Other supplementary disclosures:
Outstanding payables in relation to purchase of property and equipment and intangible assets				2,161	13,138
Loan from shareholders was held as marketable securities in trust account			15,188
Balance	59,363	58,543	58,543	49,204
Cash flows
Proceeds from interest-bearing loans and borrowings	2,745	27,539	54,112	68,312
Repayment of interest-bearing loans and borrowings	(15,121)	(22,984)	(50,977)	(64,067)
Purchase of property and equipment				2,175
Interest expense	2,494	1,324	2,481	2,308
Amortization of deferred transactions cost	264	436	831	832
Interest paid	(2,616)	(1,135)	(2,675)	(2,181)
Foreign exchange gain	(20)	(84)	149	(194)
Contingent settlement			363
Conversion of convertible loan to equity			(2,440)
Others		18	(25)
The effect of changes in foreign exchange rates	227	567	(999)	2,154
Balance	$ 47,336	$ 64,224	$ 59,363	$ 58,543	$ 49,204